FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
Balance on December 31, 2025:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables (*)	$639	$-	$-	$-	$-	$-	$639
Employees and payroll accruals	861	-	-	-	-	-	861
Other payables	449	-	-	-	-	-	449
Leases liability	683	524	429	384	341	-	2,361
Liabilities in respect of government grants	56	142	254	295	495	2,763	4,005

	$2,688	$666	$683	$679	$836	$2,763	$8,315

(*) The Company’s trade payables are settled under the customary payment terms applicable in the relevant markets.

Balance on December 31, 2024:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables (*)	$1,228	$-	$-	$-	$-	$-	$1,228
Employees and payroll accruals	1,869	-	-	-	-	-	1,869
Other payables	1,079	-	-	-	-	-	1,079
Leases liability	679	566	449	394	374	338	2,800
Liabilities in respect of government grants	323	392	336	462	632	3,884	6,029

	$5,178	$958	$785	$856	$1,006	$4,222	$13,005

(*) The Company’s trade payables are settled under the customary payment terms applicable in the relevant markets.

Schedule of Financial Liabilities
	December 31,
	2025	2024

Convertible SAFE	$-	$10,371
Warrants and pre-funded warrants liabilities	$706	$2,876

Schedule of Sensitivity Tests Relating to Changes in Market Factors
	December 31,
	2025	2024

Sensitivity test to changes in the USD /NIS exchange rate:

Gain (loss) from the change:
Decrease of 5% in the U.S. dollar relative to the NIS	$(301)	$(428)
Increase of 5% in the U.S. dollar relative to the NIS	$301	$428